As filed with the Securities and Exchange Commission on March 24, 2010

Registration No’s. 2-80896 and 811-03623

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x

Post-Effective Amendment No. 59	x

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x

Amendment No. 62	x

THE PRUDENTIAL SERIES FUND
(Exact name of Registrant as Specified in Charter)

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102-4077

(Address of Principal Executive Offices) (Zip Code)

(973) 367-7521

Registrant’s Telephone Number, Including Area Code:

Deborah A. Docs, Esq.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

¨ immediately upon filing pursuant to paragraph (b) ¨ 60 days after filing pursuant to paragraph (a)(1) ¨ 75 days after filing pursuant to paragraph (a)(2)	X on May 1, 2010 pursuant to paragraph (b) ¨ on pursuant to paragraph (a)(1) ¨ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

X  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 59 to the Registration Statement for The Prudential Series Fund (the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No.58, which was filed pursuant to Rule 485(a)(1) on January 29, 2010.  PEA No.58 was initially scheduled to become effective 60 days after filing.  Accordingly, the contents of PEA No. 58 consisting of Part A, Part B, and Part C, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, the State of New Jersey, on the 24th day of March, 2010.

THE PRUDENTIAL SERIES FUND

By:	/s/ Stephen Pelletier
Stephen Pelletier President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Stephen Pelletier	President (Principal Executive Officer)
* Grace C. Torres	Treasurer (Principal Financial & Accounting Officer)
* Saul K. Fenster	Trustee
* Delayne Dedrick Gold	Trustee
* Robert F. Gunia	Trustee
* W. Scott McDonald, Jr.	Trustee
* Thomas T. Mooney	Chairman & Trustee
* Thomas M. O’Brien	Trustee
* F. Don Schwartz	Trustee
*By: /s/ Claudia DiGiacomo Claudia DiGiacomo	Attorney-in-Fact	March 24, 2010

*Pursuant to Powers of Attorney dated  October 8, 2008. Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement of Advanced Series Trust (File No. 33-24962) , filed via EDGAR on December 18, 2008.